Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Retirement savings plan
Total Matching contributions	$ 377	$ 260	$ 275
Defined Contribution Plan [Member]
Retirement savings plan
Total Matching contributions	377	260	178
Financial services 401 k plan [Member]
Retirement savings plan
Total Matching contributions	$ 0	$ 0	$ 97